Non-Current Investments - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	6 Months Ended	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2012	Dec. 31, 2011	Mar. 31, 2012
Schedule of Equity Method Investments [Line Items]
Option percentage currently not exercised		20.00%
Far Southeast (FSE) Deposit | Lepanto Consolidated Mining Company
Schedule of Equity Method Investments [Line Items]
Pre-agreed acquisition price for a 60% interest in FSE, option fees paid	$ 10.0
Far Southeast (FSE) Deposit | Liberty Express Assets
Schedule of Equity Method Investments [Line Items]
Ownership %				40.00%
Pre-agreed acquisition price for a 60% interest in FSE, non-refundable down payment	44.0	110.0	66.0
Pre-agreed acquisition, options to acquire	60.00%
Pre-agreed acquisition price for a 60% interest in FSE				110.0
Rand Refinery Limited
Schedule of Equity Method Investments [Line Items]
Ownership %		34.90%	34.90%
Dividends received from Rand Refinery	$ 5.4
Rusoro Mining Limited
Schedule of Equity Method Investments [Line Items]
Ownership %		26.40%	26.40%